Subordinated indebtedness - Additional Information (Detail) - CAD ($) $ in Millions	May 14, 2024	Jan. 16, 2024
June 19, 2029 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	2.95%
Borrowings maturity	June 19, 2029
Borrowing redemption percentage of principal amount redeemed	100.00%
Repayments of subordinated liabilities	$ 1,500
January 16 2024 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount		$ 1,250
Borrowings interest rate		5.30%
Borrowings maturity		January 16, 2034
Daily Compounded CORRA [Member] | January 16 2024 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate		2.02%
Borrowings, interest rate basis		per annum (paid quarterly)
Fixed Interest Rate Till January 20, 2023[Member] | January 16 2024 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate		5.30%
Borrowings, interest rate basis		per annum (paid semi-annually)